Loss Per Share	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Loss Per Share
11.	Loss per share

(a)	Basic loss per share

	2021	2020	2019
	$ per share	$ per share	$ per share
Total basic loss per share attributable to the ordinary equity holders of the Group	(78.85)	(9.30)	(25.17)

(b)	Diluted loss per share

	2021	2020	2019
	$ per share	$ per share	$ per share
Total diluted loss per share attributable to the ordinary equity holders of the Group	(78.85)	(13.29)	(25.17)

(c)	Reconciliations of loss used in calculating loss per share

	2021	2020	2019
	$’000	$’000	$’000
Basic loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share	(187,413)	(14,408)	(38,515)

Diluted loss per share
Loss attributable to the ordinary equity holders of the Group
Used in calculating basic loss per share	(187,413)	(14,408)	(38,515)
Add: savings from accretion cost on Series B preference shares	—	5,431	—
Less fair value loss/(gain) on Series B conversion option	—	(15,051)	—

Loss attributable to the ordinary equity holders of the Group used in calculating diluted loss per share	(187,413)	(24,028)	(38,515)

(d)	Weighted average number of shares used as the denominator

	2021	2020	2019
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	2,376,973	1,549,881	1,530,242
Adjustments for calculation of diluted loss per share 1 :
Number of Series B preference shares	—	258,363	—

Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	2,376,973	1,808,244	1,530,242

1	Potential ordinary shares outstanding consist of stock options, warrants, convertible notes and convertible preference shares and are excluded if their effect is anti-dilutive.